                                                      --------------------------
                                                             OMB APPROVAL
                                                      --------------------------
                                                            OMB Number: 3235-006
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                          UNITED STATES                 Estimated average burden
              SECURITIES AND EXCHANGE COMMISSION      hours per form...... 24.60
                     Washington, D.C. 20549           --------------------------

                                                                    ------------
                                                                    SEC USE ONLY
                                                                    ------------
                                    FORM 13F
                                                                    ------------

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13 (f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 1999.

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [_]
Todd Investment Advisors,  Inc.                                                               28-834
------------------------------------------------------------------------------------------------------------------------------------
Name of Institutional Investment Manager                                               Form 13-F File Number
3160 National City Tower, 101 South Fifth Street,            Louisville,                           KY                 40202
------------------------------------------------------------------------------------------------------------------------------------
Business Address                   (Street)                    (City)                           (State)               (Zip)
Bosworth M. Todd          (502) 585-3121          Chairman
------------------------------------------------------------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                                             ATTENTION
------------------------------------------------------------------------------------------------------------------------------------
                    Intentional misstatements or omissions of facts constitute Federal Criminal Violations.
                                             See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
------------------------------------------------------------------------------------------------------------------------------------

   The institutional investment manager submitting this Form and its attachments and the person whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Louisville and State of Kentucky on the 30th day of July, 1999.

                                     TODD INVESTMENT ADVISORS, INC.
                                     -------------------------------------------
                                      (Name of Institutional Investment Manager)


                                     Bosworth M. Todd
                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                  to Submit This Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List is alphabetical order).

13F File Numbers will be assigned to Institutional Investment Manager after they file their first report.

Name:                                             13f file No.:       Name:                                            13f file No.:
---------------------------------------------------------------       --------------------------------------------------------------
1.                                                                    6.
---------------------------------------------------------------       --------------------------------------------------------------
2.                                                                    7.
---------------------------------------------------------------       --------------------------------------------------------------
3.                                                                    8.
---------------------------------------------------------------       --------------------------------------------------------------
4.                                                                    9.
---------------------------------------------------------------       --------------------------------------------------------------
5.                                                                    10.
---------------------------------------------------------------       --------------------------------------------------------------

Page 1 of 13
                                                          FORM 13F                                             (SEC USE ONLY)

                                        Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                      Item 6:                                      Item 8:
                          Item 2:           Item 4: Item 5:    Investment Discretion                    Voting Authority ( Shares)
                                                           ---------------------------------            ----------------------------
           Item 1:        Title   Item 3:   Fair   Shares of                                   Item 7:
       Name of Issuer      of     CUSIP    Market Principal          (b) Shared-             Managers
                          Class   Number    Value   Amount  (a) Sole As Defined (c) Shared- See Inst. V (a) Sole (b) Shared (c) None
                                                                     in Inst. V    Other
------------------------------------------------------------------------------------------------------------------------------------
Abbott Labs               Common 002824100  4,911  108,232                                                51,632             56,600
------------------------------------------------------------------------------------------------------------------------------------
Actrade Int'l             Common 004931101    173   13,500                                                12,000              1,500
------------------------------------------------------------------------------------------------------------------------------------
Aegon NV                  Common 007924103  1,937   26,199                                                 1,388             24,811
------------------------------------------------------------------------------------------------------------------------------------
Albertsons Inc.           Common 013104104    474    9,200                                                   800              8,400
------------------------------------------------------------------------------------------------------------------------------------
Allied Signal             Common 019512102  4,421   70,170                                                41,170             29,000
------------------------------------------------------------------------------------------------------------------------------------
American Express          Common 025816109    325    2,500                                                 2,500                  0
------------------------------------------------------------------------------------------------------------------------------------
American Home Prod.       Common 026609107  1,944   33,876                                                 2,700             31,176
------------------------------------------------------------------------------------------------------------------------------------
American Intl Group       Common 026874107  1,909   16,280                                                 1,500             14,780
------------------------------------------------------------------------------------------------------------------------------------
Ameritech Corp.           Common 030954101  5,729   77,942                                                39,202             38,740
------------------------------------------------------------------------------------------------------------------------------------
Anheuser Busch            Common 035229103  3,225   45,460                                                34,160             11,300
------------------------------------------------------------------------------------------------------------------------------------
Applix                    Common 038316105    367   42,000                                                27,000             15,000
------------------------------------------------------------------------------------------------------------------------------------
Archstone Cmntys          Common 039581103    788   35,900                                                 7,100             28,800
------------------------------------------------------------------------------------------------------------------------------------
Ashland Inc.              Common 044204105    203    5,052                                                     0              5,052
------------------------------------------------------------------------------------------------------------------------------------
Atlantic Richfield        Common 048825103  3,008   36,001                                                17,901             18,100
------------------------------------------------------------------------------------------------------------------------------------
      COLUMN TOTALS                        29,414

Page 2 of 13
                                                          FORM 13F                                             (SEC USE ONLY)

                                        Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                      Item 6:                                      Item 8:
                          Item 2:           Item 4: Item 5:    Investment Discretion                    Voting Authority ( Shares)
                                                           ---------------------------------            ----------------------------
           Item 1:        Title   Item 3:   Fair   Shares of                                   Item 7:
       Name of Issuer      of     CUSIP    Market Principal          (b) Shared-             Managers
                          Class   Number    Value   Amount  (a) Sole As Defined (c) Shared- See Inst. V (a) Sole (b) Shared (c) None
                                                                     in Inst. V    Other
------------------------------------------------------------------------------------------------------------------------------------
Automatic Data            Common 053015103    999   22,700                                                 4,400             18,300
------------------------------------------------------------------------------------------------------------------------------------
Avon Products             Common 054303102    544    9,800                                                   800              9,000
------------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.     Common 060505104  5,504   75,079                                                52,262             22,817
------------------------------------------------------------------------------------------------------------------------------------
Bank One Corp             Common 06423A103  4,234   71,092                                                10,516             60,576
------------------------------------------------------------------------------------------------------------------------------------
Bebe Stores Inc.          Common 075571109    248    7,300                                                 6,700                600
------------------------------------------------------------------------------------------------------------------------------------
Bell Atlantic             Common 077853109  5,262   80,482                                                40,270             40,212
------------------------------------------------------------------------------------------------------------------------------------
Bellsouth Corp.           Common 079860102  2,946   63,864                                                31,300             32,564
------------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway        Common 084670207    392      175                                                     0                175
------------------------------------------------------------------------------------------------------------------------------------
Best Foods                Common 08658U101    228    4,600                                                     0              4,600
------------------------------------------------------------------------------------------------------------------------------------
Billing Info Concepts     Common 090063108    157   14,000                                                 8,000              6,000
------------------------------------------------------------------------------------------------------------------------------------
Block, H& R Inc.          Common 093671105  4,038   80,757                                                48,357             32,400
------------------------------------------------------------------------------------------------------------------------------------
Boeing Company            Common 097023105    367    8,330                                                 7,700                630
------------------------------------------------------------------------------------------------------------------------------------
Borders Group Inc.        Common 99709107     163   10,300                                                 9,000              1,300
------------------------------------------------------------------------------------------------------------------------------------
Box Hill System           Common 10316R108    217   37,000                                                15,000             22,000
------------------------------------------------------------------------------------------------------------------------------------
        COLUMN TOTALS                      25,299

Page 3 of 13
                                                          FORM 13F                                             (SEC USE ONLY)

                                        Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                      Item 6:                                      Item 8:
                          Item 2:           Item 4: Item 5:    Investment Discretion                    Voting Authority ( Shares)
                                                           ---------------------------------            ----------------------------
           Item 1:        Title   Item 3:   Fair   Shares of                                   Item 7:
       Name of Issuer      of     CUSIP    Market Principal          (b) Shared-             Managers
                          Class   Number    Value   Amount  (a) Sole As Defined (c) Shared- See Inst. V (a) Sole (b) Shared (c) None
                                                                     in Inst. V    Other
------------------------------------------------------------------------------------------------------------------------------------
BP Amoco PLC              Common 055622104    678    6,245                                                     0              6,245
------------------------------------------------------------------------------------------------------------------------------------
Bristol Myers             Common 110122108  5,272   74,848                                                37,164             37,684
------------------------------------------------------------------------------------------------------------------------------------
Brown Foreman Corp B      Common 115637209    548    8,400                                                 1,100              7,300
------------------------------------------------------------------------------------------------------------------------------------
Catapult Communications   Common 149016107    213   11,300                                                10,000              1,300
------------------------------------------------------------------------------------------------------------------------------------
Caterpillar Inc.          Common 149123101    342    5,700                                                 5,700                  0
------------------------------------------------------------------------------------------------------------------------------------
Century Tel Inc.          Common 156700106    411   10,349                                                   562              9,787
------------------------------------------------------------------------------------------------------------------------------------
Chevron Corp              Common 166751107    738    7,765                                                 4,200              3,565
------------------------------------------------------------------------------------------------------------------------------------
Cigna Corp.               Common 125509109    287    3,230                                                 2,630                600
------------------------------------------------------------------------------------------------------------------------------------
Cincinatti Financial Corp Common 172062101    541   14,395                                                   700             13,695
------------------------------------------------------------------------------------------------------------------------------------
Cisco Sys Inc             Common 17275R102  8,740  135,628                                                81,114             54,514
------------------------------------------------------------------------------------------------------------------------------------
Citigroup                 Common 172967101    456    9,600                                                 6,600              3,000
------------------------------------------------------------------------------------------------------------------------------------
Clorox Company            Common 189054109    214    2,000                                                     0              2,000
------------------------------------------------------------------------------------------------------------------------------------
Coastal Corp.             Common 190441105  2,040   50,690                                                10,490             40,200
------------------------------------------------------------------------------------------------------------------------------------
Coca Cola Co              Common 191216100  3,926   63,318                                                29,050             34,268
------------------------------------------------------------------------------------------------------------------------------------
            COLUMN TOTALS                  24,406

Page 4 of 13
                                                          FORM 13F                                             (SEC USE ONLY)

                                        Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                      Item 6:                                      Item 8:
                          Item 2:           Item 4: Item 5:    Investment Discretion                    Voting Authority ( Shares)
                                                           ---------------------------------            ----------------------------
           Item 1:        Title   Item 3:   Fair   Shares of                                   Item 7:
       Name of Issuer      of     CUSIP    Market Principal          (b) Shared-             Managers
                          Class   Number    Value   Amount  (a) Sole As Defined (c) Shared- See Inst. V (a) Sole (b) Shared (c) None
                                                                     in Inst. V    Other
------------------------------------------------------------------------------------------------------------------------------------
Colgate Palmolive         Common 194162103    394    4,000                                                     0              4,000
------------------------------------------------------------------------------------------------------------------------------------
Computer Assoc.           Common 204912109  3,421   62,478                                                34,928             27,550
------------------------------------------------------------------------------------------------------------------------------------
Computer Sciences         Common 205363104  4,133   59,730                                                42,230             17,500
------------------------------------------------------------------------------------------------------------------------------------
Consolidated Edison       Common 209115104    859   18,984                                                 2,984             16,000
------------------------------------------------------------------------------------------------------------------------------------
Corporate Express         Common 219888104    145   20,700                                                20,700                  0
------------------------------------------------------------------------------------------------------------------------------------
Delta Air Lines           Common 247361108  2,841   49,310                                                30,510             18,800
------------------------------------------------------------------------------------------------------------------------------------
Disney Walt Company       Common 254687106    724   23,500                                                10,000             13,500
------------------------------------------------------------------------------------------------------------------------------------
Dollar General            Common 256669102  2,042   70,404                                                46,834             23,570
------------------------------------------------------------------------------------------------------------------------------------
Dover Corp                Common 260003108    493   14,100                                                     0             14,100
------------------------------------------------------------------------------------------------------------------------------------
Dow Chemical              Common 260543103    596    4,699                                                    29              4,670
------------------------------------------------------------------------------------------------------------------------------------
Du  Pont E I              Common 263534109  1,981   28,994                                                19,300              9,694
------------------------------------------------------------------------------------------------------------------------------------
Duke Energy               Common 264399106  2,637   48,434                                                19,960             28,474
------------------------------------------------------------------------------------------------------------------------------------
Duke Weeks Realty         Common 264411505    203    9,000                                                 1,000              8,000
------------------------------------------------------------------------------------------------------------------------------------
Electronics Boutique      Common 286045109    182   12,800                                                11,500              1,300
------------------------------------------------------------------------------------------------------------------------------------
            COLUMN TOTALS                  20,651

Page 5 of 13
                                                          FORM 13F                                             (SEC USE ONLY)

                                        Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                      Item 6:                                      Item 8:
                          Item 2:           Item 4: Item 5:    Investment Discretion                    Voting Authority ( Shares)
                                                           ---------------------------------            ----------------------------
           Item 1:        Title   Item 3:   Fair   Shares of                                   Item 7:
       Name of Issuer      of     CUSIP    Market Principal          (b) Shared-             Managers
                          Class   Number    Value   Amount  (a) Sole As Defined (c) Shared- See Inst. V (a) Sole (b) Shared (c) None
                                                                     in Inst. V    Other
------------------------------------------------------------------------------------------------------------------------------------
Emerson Elec Co           Common 291011104  1,538   24,430                                                 2,600             21,830
------------------------------------------------------------------------------------------------------------------------------------
Endocare Inc.             Common 29264P104     60   10,000                                                     0             10,000
------------------------------------------------------------------------------------------------------------------------------------
Englehard Corp.           Common 292845104  1,837   81,188                                                61,538             19,650
------------------------------------------------------------------------------------------------------------------------------------
Exxon Corp.               Common 302290101  3,599   46,658                                                 1,185             45,473
------------------------------------------------------------------------------------------------------------------------------------
Family Golf Centers       Common 30701A106     92   12,000                                                12,000                  0
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mtg Co  Common 313400301    545    9,400                                                     0              9,400
------------------------------------------------------------------------------------------------------------------------------------
Federal Natl Mtg          Common 313586109  2,669   39,110                                                36,610              2,500
------------------------------------------------------------------------------------------------------------------------------------
Felcor Lodging Tr Inc     Common 31430F101    876   42,200                                                39,100              3,100
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp       Common 316773100  1,028   15,451                                                   600             14,851
------------------------------------------------------------------------------------------------------------------------------------
Finet Comm Inc.           Common 317922300    161   29,000                                                22,000              7,000
------------------------------------------------------------------------------------------------------------------------------------
Finish Line Inc.          Common 317923100    135   12,000                                                10,000              2,000
------------------------------------------------------------------------------------------------------------------------------------
First American            Common 318900107    540   13,000                                                 1,000             12,000
------------------------------------------------------------------------------------------------------------------------------------
First Industrial Realty   Common 32054K103  2,048   74,640                                                42,490             32,150
------------------------------------------------------------------------------------------------------------------------------------
First Union Corp          Common 337358105  3,272   69,434                                                36,290             33,144
------------------------------------------------------------------------------------------------------------------------------------
            COLUMN TOTALS                  18,400

Page 6 of 13
                                                          FORM 13F                                             (SEC USE ONLY)

                                        Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                      Item 6:                                      Item 8:
                          Item 2:           Item 4: Item 5:    Investment Discretion                    Voting Authority ( Shares)
                                                           ---------------------------------            ----------------------------
           Item 1:        Title   Item 3:   Fair   Shares of                                   Item 7:
       Name of Issuer      of     CUSIP    Market Principal          (b) Shared-             Managers
                          Class   Number    Value   Amount  (a) Sole As Defined (c) Shared- See Inst. V (a) Sole (b) Shared (c) None
                                                                     in Inst. V    Other
------------------------------------------------------------------------------------------------------------------------------------
First Virginia Bank       Common 337477103    435    8,850                                                 1,650              7,200
------------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co.            Common 345370100  3,659   64,827                                                36,685             28,142
------------------------------------------------------------------------------------------------------------------------------------
Gannett Inc.              Common 364730101    330    4,620                                                     0              4,620
------------------------------------------------------------------------------------------------------------------------------------
General Electric          Common 369604103 13,204  116,846                                                49,911             66,935
------------------------------------------------------------------------------------------------------------------------------------
General Magic             Common 370253106     56   16,000                                                     0             16,000
------------------------------------------------------------------------------------------------------------------------------------
Genesis Microchip         Common 371933102    302   12,800                                                11,500              1,300
------------------------------------------------------------------------------------------------------------------------------------
Genuine Parts Company     Common 372460105    450   12,862                                                     0             12,862
------------------------------------------------------------------------------------------------------------------------------------
Gillette Company          Common 375766102    357    8,700                                                   600              8,100
------------------------------------------------------------------------------------------------------------------------------------
GTE Corp                  Common 362320103  6,207   82,217                                                46,056             36,161
------------------------------------------------------------------------------------------------------------------------------------
Guilford Pharmaceuticals  Common 401829106    242   19,000                                                13,000              6,000
------------------------------------------------------------------------------------------------------------------------------------
Hain Food Group           Common 405219106    227   11,000                                                10,000              1,000
------------------------------------------------------------------------------------------------------------------------------------
Happy Kids Inc.           Common 411391105     87   10,000                                                10,000                  0
------------------------------------------------------------------------------------------------------------------------------------
HCR Manor Care            Common 404134108  1,006   41,610                                                38,410              3,200
------------------------------------------------------------------------------------------------------------------------------------
Heinz H.J. Co.            Common 423074103    211    4,200                                                     0              4,200
------------------------------------------------------------------------------------------------------------------------------------
            COLUMN TOTALS                  26,773

Page 7 of 13
                                                          FORM 13F                                             (SEC USE ONLY)

                                        Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                      Item 6:                                      Item 8:
                          Item 2:           Item 4: Item 5:    Investment Discretion                    Voting Authority ( Shares)
                                                           ---------------------------------            ----------------------------
           Item 1:        Title   Item 3:   Fair   Shares of                                   Item 7:
       Name of Issuer      of     CUSIP    Market Principal          (b) Shared-             Managers
                          Class   Number    Value   Amount  (a) Sole As Defined (c) Shared- See Inst. V (a) Sole (b) Shared (c) None
                                                                     in Inst. V    Other
------------------------------------------------------------------------------------------------------------------------------------
Hewlett Packard Co        Common 428236103  3,157   31,411                                                21,611              9,800
------------------------------------------------------------------------------------------------------------------------------------
Hickory Tech Corp         Common 429060106    111   10,000                                                10,000                  0
------------------------------------------------------------------------------------------------------------------------------------
Hillenbrand Ind Inc.      Common 431573104    350    8,100                                                 1,000              7,100
------------------------------------------------------------------------------------------------------------------------------------
Home Depot                Common 437076102  5,332   82,750                                                52,050             30,700
------------------------------------------------------------------------------------------------------------------------------------
Hubbell Inc.              Common 443510201    765   16,850                                                 1,750             15,100
------------------------------------------------------------------------------------------------------------------------------------
I B M                     Common 459200101  1,805   13,968                                                 3,600             10,368
------------------------------------------------------------------------------------------------------------------------------------
Innotrac Corp             Common 45767M109    223   11,000                                                 9,000              2,000
------------------------------------------------------------------------------------------------------------------------------------
Intel Corp.               Common 458140100  3,974   66,772                                                38,292             28,480
------------------------------------------------------------------------------------------------------------------------------------
Interpublic Group         Common 460690100  2,209   25,500                                                25,500                  0
------------------------------------------------------------------------------------------------------------------------------------
Intervoice Inc.           Common 461142101    375   26,000                                                20,000              6,000
------------------------------------------------------------------------------------------------------------------------------------
Investment Tech Group     Common 46145F105    205    6,395                                                 5,000              1,395
------------------------------------------------------------------------------------------------------------------------------------
Jefferson Pilot           Common 475070108    319    4,825                                                     0              4,825
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson         Common 478160104  5,975   60,970                                                26,100             34,870
------------------------------------------------------------------------------------------------------------------------------------
Jones Pharmaceuticals
Inc.                      Common 480236108    209    5,300                                                 4,500                800
------------------------------------------------------------------------------------------------------------------------------------
             COLUMN TOTALS                 25,009

Page 8 of 13
                                                          FORM 13F                                             (SEC USE ONLY)

                                        Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                      Item 6:                                      Item 8:
                          Item 2:           Item 4: Item 5:    Investment Discretion                    Voting Authority ( Shares)
                                                           ---------------------------------            ----------------------------
           Item 1:        Title   Item 3:   Fair   Shares of                                   Item 7:
       Name of Issuer      of     CUSIP    Market Principal          (b) Shared-             Managers
                          Class   Number    Value   Amount  (a) Sole As Defined (c) Shared- See Inst. V (a) Sole (b) Shared (c) None
                                                                     in Inst. V    Other
------------------------------------------------------------------------------------------------------------------------------------
Kerr McGee                Common 492386107    348    6,936                                                 2,400              4,536
------------------------------------------------------------------------------------------------------------------------------------
Kimberly Clark            Common 494368103  3,920   68,770                                                45,570             23,200
------------------------------------------------------------------------------------------------------------------------------------
L G & E Energy            Common 501917108    354   16,865                                                 2,499             14,366
------------------------------------------------------------------------------------------------------------------------------------
Lexmark Intl              Common 529771107    832   12,700                                                   400             12,300
------------------------------------------------------------------------------------------------------------------------------------
Lilly, Eli & Company      Common 532457108  1,433   20,000                                                12,800              7,200
------------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies       Common 549463107    910   13,500                                                 5,900              7,600
------------------------------------------------------------------------------------------------------------------------------------
Mack Cali Rlty Corp       Common 554489104  1,835   59,320                                                37,820             21,500
------------------------------------------------------------------------------------------------------------------------------------
Marine Drilling           Common 568240204    198   14,500                                                 9,000              5,500
------------------------------------------------------------------------------------------------------------------------------------
Marsh McLennan            Common 571748102    368    4,860                                                     0              4,860
------------------------------------------------------------------------------------------------------------------------------------
Mastech Corp.             Common 57632N105    227   12,200                                                11,000              1,200
------------------------------------------------------------------------------------------------------------------------------------
May Dept Stores           Common 577778103  1,079   26,395                                                 1,823             24,572
------------------------------------------------------------------------------------------------------------------------------------
MBIA                      Common 55262C100    570    8,810                                                 2,310              6,500
------------------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                Common 55262L100  6,574  214,650                                               110,910            103,740
------------------------------------------------------------------------------------------------------------------------------------
McDonalds Corp.           Common 580135101  2,268   55,150                                                40,500             14,650
------------------------------------------------------------------------------------------------------------------------------------
             COLUMN TOTALS                 20,916

Page 9 of 13
                                                          FORM 13F                                             (SEC USE ONLY)

                                        Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                      Item 6:                                      Item 8:
                          Item 2:           Item 4: Item 5:    Investment Discretion                    Voting Authority ( Shares)
                                                           ---------------------------------            ----------------------------
           Item 1:        Title   Item 3:   Fair   Shares of                                   Item 7:
       Name of Issuer      of     CUSIP    Market Principal          (b) Shared-             Managers
                          Class   Number    Value   Amount  (a) Sole As Defined (c) Shared- See Inst. V (a) Sole (b) Shared (c) None
                                                                     in Inst. V    Other
------------------------------------------------------------------------------------------------------------------------------------
Medtronic Inc.            Common 585055106    508    6,525                                                     0              6,525
------------------------------------------------------------------------------------------------------------------------------------
Mellon Bank               Common 585509102    783   21,533                                                 1,200             20,333
------------------------------------------------------------------------------------------------------------------------------------
Merck & Co Inc            Common 589331107  7,954  108,030                                                38,130             69,900
------------------------------------------------------------------------------------------------------------------------------------
MetroOne Telecom          Common 59163F105    151   11,000                                                11,000                  0
------------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp      Common 552848103  4,034   82,970                                                50,370             32,600
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.           Common 594918104  6,923   76,760                                                38,600             38,160
------------------------------------------------------------------------------------------------------------------------------------
Minnesota Mng & Mfg       Common 504059105    579    6,662                                                 3,500              3,162
------------------------------------------------------------------------------------------------------------------------------------
Mobil Corp                Common 607059102  4,464   45,210                                                27,760             17,450
------------------------------------------------------------------------------------------------------------------------------------
Mobius Management Sys     Common 606925105    110   13,300                                                 8,300              5,000
------------------------------------------------------------------------------------------------------------------------------------
Modis Professional Svcs   Common 607830106    156   11,500                                                11,500                  0
------------------------------------------------------------------------------------------------------------------------------------
Monsanto                  Common 611662107    269    6,800                                                   500              6,300
------------------------------------------------------------------------------------------------------------------------------------
Morgan, J. P. & Co.       Common 616880100  2,244   15,975                                                14,075              1,900
------------------------------------------------------------------------------------------------------------------------------------
Nasdaq 100 Tr             Common 631100104    271    2,350                                                   100              2,250
------------------------------------------------------------------------------------------------------------------------------------
National City Corp.       Common 635405103  3,181   48,568                                                 1,800             46,768
------------------------------------------------------------------------------------------------------------------------------------
             COLUMN TOTALS                 31,627

Page 10 of 13
                                                          FORM 13F                                             (SEC USE ONLY)

                                        Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                      Item 6:                                      Item 8:
                          Item 2:           Item 4: Item 5:    Investment Discretion                    Voting Authority ( Shares)
                                                           ---------------------------------            ----------------------------
           Item 1:        Title   Item 3:   Fair   Shares of                                   Item 7:
       Name of Issuer      of     CUSIP    Market Principal          (b) Shared-             Managers
                          Class   Number    Value   Amount  (a) Sole As Defined (c) Shared- See Inst. V (a) Sole (b) Shared (c) None
                                                                     in Inst. V    Other
------------------------------------------------------------------------------------------------------------------------------------
National Disc Brokers     Common 635646102    289    5,000                                                 4,000              1,000
------------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Co.      Common 655844108    366   12,133                                                     0             12,133
------------------------------------------------------------------------------------------------------------------------------------
Northern States Pwr       Common 665772109  1,611   66,600                                                43,800             22,800
------------------------------------------------------------------------------------------------------------------------------------
Orthodontic Ctrs Amer     Common 68750P103    141   10,000                                                10,000                  0
------------------------------------------------------------------------------------------------------------------------------------
Pacific Gateway Exchange  Common 694327107    213    7,300                                                 4,200              3,100
------------------------------------------------------------------------------------------------------------------------------------
Parametric Tech Company   Common 699173100    151   10,900                                                10,900                  0
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.               Common 717081103  2,278   20,900                                                18,900              2,000
------------------------------------------------------------------------------------------------------------------------------------
Philip Morris, Inc        Common 718154107  2,287   56,897                                                17,464             39,433
------------------------------------------------------------------------------------------------------------------------------------
PPG Industries            Common 693506107    431    7,300                                                 1,500              5,800
------------------------------------------------------------------------------------------------------------------------------------
Pride Int'l Inc.          Common 741932107    170   16,100                                                12,100              4,000
------------------------------------------------------------------------------------------------------------------------------------
Proctor & Gamble Co.      Common 742718109  3,274   36,681                                                 7,600             29,081
------------------------------------------------------------------------------------------------------------------------------------
Protein Design Labs       Common 74369L103    206    9,300                                                 9,300                  0
------------------------------------------------------------------------------------------------------------------------------------
Providian Finl Corp       Common 74406A102  1,369   14,680                                                     0             14,680
------------------------------------------------------------------------------------------------------------------------------------
Raytheon                  Common 755111408  3,177   45,066                                                22,602             22,464
------------------------------------------------------------------------------------------------------------------------------------
             COLUMN TOTALS                 15,963

Page 11 of 13
                                                          FORM 13F                                             (SEC USE ONLY)

                                        Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                      Item 6:                                      Item 8:
                          Item 2:           Item 4: Item 5:    Investment Discretion                    Voting Authority ( Shares)
                                                           ---------------------------------            ----------------------------
           Item 1:        Title   Item 3:   Fair   Shares of                                   Item 7:
       Name of Issuer      of     CUSIP    Market Principal          (b) Shared-             Managers
                          Class   Number    Value   Amount  (a) Sole As Defined (c) Shared- See Inst. V (a) Sole (b) Shared (c) None
                                                                     in Inst. V    Other
------------------------------------------------------------------------------------------------------------------------------------
Regions Finl corp.        Common 758940100    921   23,970                                                22,270              1,700
------------------------------------------------------------------------------------------------------------------------------------
Rohm & Hass               Common 775371107    232    5,400                                                   900              4,500
------------------------------------------------------------------------------------------------------------------------------------
Royal Dutch Petroleum     Common 780257804  3,592   59,618                                                28,968             30,650
------------------------------------------------------------------------------------------------------------------------------------
Safeway Inc.              Common 786514208  1,866   37,700                                                37,700                  0
------------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.            Common 803111103    458   20,200                                                     0             20,200
------------------------------------------------------------------------------------------------------------------------------------
SBC Communications        Common 78387G103  3,277   56,498                                                41,200             15,298
------------------------------------------------------------------------------------------------------------------------------------
Schering Plough Corp      Common 806605101    882   16,800                                                     0             16,800
------------------------------------------------------------------------------------------------------------------------------------
Sears                     Common 812387108    325    7,294                                                 7,294                  0
------------------------------------------------------------------------------------------------------------------------------------
Silicon Graphics Inc.     Common 827056102    164   10,000                                                10,000                  0
------------------------------------------------------------------------------------------------------------------------------------
Simon Property Group      Common 828806109  1,767   69,654                                                34,287             35,367
------------------------------------------------------------------------------------------------------------------------------------
Smart Modular Tech        Common 831690102    321   18,500                                                14,500              4,000
------------------------------------------------------------------------------------------------------------------------------------
Snyder Communications     Common 832914105    249    7,600                                                 7,600                  0
------------------------------------------------------------------------------------------------------------------------------------
Spieker Pptys Inc         Common 848497103  1,393   35,830                                                16,530             19,300
------------------------------------------------------------------------------------------------------------------------------------
Star Telecom              Common 854923109    156   20,000                                                15,000              5,000
------------------------------------------------------------------------------------------------------------------------------------
             COLUMN TOTALS                 15,603

Page 12 of 13
                                                          FORM 13F                                             (SEC USE ONLY)

                                        Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                      Item 6:                                      Item 8:
                          Item 2:           Item 4: Item 5:    Investment Discretion                    Voting Authority ( Shares)
                                                           ---------------------------------            ----------------------------
           Item 1:        Title   Item 3:   Fair   Shares of                                   Item 7:
       Name of Issuer      of     CUSIP    Market Principal          (b) Shared-             Managers
                          Class   Number    Value   Amount  (a) Sole As Defined (c) Shared- See Inst. V (a) Sole (b) Shared (c) None
                                                                     in Inst. V    Other
------------------------------------------------------------------------------------------------------------------------------------
State Str Corp            Common 857477103    470    5,500                                                     0              5,500
------------------------------------------------------------------------------------------------------------------------------------
Teco Energy Inc.          Common 872375100  2,170   95,390                                                66,890             28,500
------------------------------------------------------------------------------------------------------------------------------------
Tee Comm Electrs Inc.     Common 87900H100      0   10,000                                                     0             10,000
------------------------------------------------------------------------------------------------------------------------------------
Texaco Inc.               Common 881694103  3,858   61,851                                                37,331             24,520
------------------------------------------------------------------------------------------------------------------------------------
Texas Utilities Co        Common 882848104  2,490   60,085                                                39,910             20,175
------------------------------------------------------------------------------------------------------------------------------------
Torchmark Corp            Common 891027104    206    6,050                                                     0              6,050
------------------------------------------------------------------------------------------------------------------------------------
Tyco Int'l Ltd            Common 902124106    426    4,500                                                     0              4,500
------------------------------------------------------------------------------------------------------------------------------------
United Technologies       Common 913017109  5,501   76,402                                                39,042             37,360
------------------------------------------------------------------------------------------------------------------------------------
Viasoft                   Common 92552U102     42   12,000                                                     0             12,000
------------------------------------------------------------------------------------------------------------------------------------
Visio Corp                Common 927914101    206    5,400                                                 5,400                  0
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.            Common 929771103  4,121   48,168                                                25,670             22,498
------------------------------------------------------------------------------------------------------------------------------------
Waddell & Reed Fin        Common 930059100    217    7,856                                                 4,300              3,556
------------------------------------------------------------------------------------------------------------------------------------
Walgreens Co.             Common 931422109  1,069   36,400                                                 4,500             31,900
------------------------------------------------------------------------------------------------------------------------------------
Walmart Stores            Common 931142103  6,437  133,408                                                76,608             56,800
------------------------------------------------------------------------------------------------------------------------------------
             COLUMN TOTALS                 27,213

Page 13 of 13
                                                          FORM 13F                                             (SEC USE ONLY)

                                        Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------

                                                                      Item 6:                                      Item 8:
                          Item 2:           Item 4: Item 5:    Investment Discretion                    Voting Authority ( Shares)
                                                           ---------------------------------            ----------------------------
           Item 1:        Title   Item 3:   Fair   Shares of                                   Item 7:
       Name of Issuer      of     CUSIP    Market Principal          (b) Shared-             Managers
                          Class   Number    Value   Amount  (a) Sole As Defined (c) Shared- See Inst. V (a) Sole (b) Shared (c) None
                                                                     in Inst. V    Other
------------------------------------------------------------------------------------------------------------------------------------
Warner Lambert Co.        Common 934488107    449    6,500                                                     0              6,500
------------------------------------------------------------------------------------------------------------------------------------
Willamette Ind.           Common 969133107  3,749   81,400                                                54,600             26,800
------------------------------------------------------------------------------------------------------------------------------------
Xircom Inc.               Common 983922105    268    8,900                                                 7,900              1,000
------------------------------------------------------------------------------------------------------------------------------------
             COLUMN TOTALS                  4,466
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
            COMPANY TOTALS                285,740
------------------------------------------------------------------------------------------------------------------------------------